Employee Retirement and Severance Benefits (Summary of Defined Benefit Pension Plans Amortized from Accumulated Other Comprehensive Income (Loss) into Net Periodic Benefit Cost over Next Year) (Detail)
¥ in Millions
Dec. 31, 2018 JPY (¥)
Japan
Defined Benefit Plan Disclosure [Line Items]
Prior service credit	¥ (11,887)
Actuarial loss	15,230
Foreign Plans
Defined Benefit Plan Disclosure [Line Items]
Prior service credit	(57)
Actuarial loss	¥ 4,852